SUPPLEMENTARY BALANCE SHEET INFORMATION (Schedule of Other Long-Term Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Long-term tax accrual	$ 1,174	$ 4,274
Deferred revenue	32	76
Other	3,973	527
Other long-term liabilities	$ 5,179	$ 4,877